Other Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Debt securities, available-for-sale sold	$ 10	$ 0
Payments to acquire held-to-maturity securities	9	0	$ 0
Proceeds from sale of held to maturity securities	4
Restricted cash (less than in 2023)	$ 1	$ 1	$ 1